Restatement of Prior Period (Details 1) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill impairment charge	$ 0			$ 4,280,100		$ 0	$ 51,500	$ 4,280,100	$ 0	$ 4,280,100	$ 0
Total operating expenses	3,576,200			7,700,400		7,381,800	6,455,100	10,989,300	6,291,500	17,280,800	9,684,200
Net loss	$ (2,292,000)	$ (2,370,500)		$ (10,027,800)	$ (1,535,000)	$ (4,662,500)	$ (4,079,400)	$ (11,562,800)	$ (2,105,300)	$ (13,668,100)	$ (3,672,500)
Consolidated operations	$ (0.33)			$ (1.43)		$ (0.67)	$ (0.58)	$ (1.69)	$ (0.33)	$ (2.06)	$ (1.15)
Income (Loss) from Operations	$ (2,226,200)			$ (6,432,600)		$ (4,693,800)	$ (4,137,000)	$ (8,174,900)	$ (3,369,200)	$ (11,544,100)	$ (4,708,800)
Loss from continuing operations before income tax expense (benefit)	(2,185,100)			(6,583,500)		(4,557,000)	(4,073,100)	(8,428,100)	(2,853,600)	(11,281,700)	(4,055,000)
Income tax expense (benefit), deferred	0			3,449,400		0	0	3,227,300	(737,300)	2,490,000	(945,000)
Income tax expense /(benefit)	108,800			3,445,300		108,800	0	3,128,100	737,300	(2,394,800)	(1,152,500)
Loss from continuing operations	(2,293,900)			(10,028,800)		4,665,800	(4,073,100)	(11,556,200)	(2,116,300)	(13,672,500)	(3,110,000)
Revenues	2,982,500			2,777,000		5,787,900	5,237,800	5,641,900	5,758,600	11,400,500	9,775,200
Cost of revenues	1,632,500			1,509,200		3,099,900	2,919,700	2,827,500	2,836,300	5,663,800	4,799,800
Gross profit	1,350,000			1,267,800		2,688,000	2,318,100	2,814,400	2,922,300	5,736,700	4,975,400
General and administrative	1,299,900			1,374,300		2,869,200	2,658,800	2,984,700	2,831,900	5,816,600	4,028,500
Selling	1,591,800			1,314,000		3,036,600	2,349,000	2,368,000	1,942,800	4,310,800	4,031,900
Research and development	684,500			732,000		1,476,000	1,395,800	1,356,500	1,516,800	2,873,300	1,623,800
Total other income, net							63,900		$ 515,600	262,400	653,800
Income tax (benefit), current	$ 108,800			$ (4,100)		$ 108,800		$ (99,200)
Foreign currency translation gain (loss)							$ 88,600			(86,200)	$ (9,200)
Effect of Restatement [Member]
Goodwill impairment charge										4,280,100
Total operating expenses										4,280,100
Net loss			$ (417,200)							(8,023,700)
Total comprehensive loss			$ (417,200)							$ (8,023,700)
Continuing operations			$ (0.06)							$ (1.21)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.06)							$ (1.21)
Income (Loss) from Operations										$ (4,280,100)
Loss from continuing operations before income tax expense (benefit)										(4,280,100)
Income tax expense (benefit), deferred			$ 417,200							3,743,600
Income tax expense /(benefit)										3,743,600
Loss from continuing operations			(417,200)							(8,023,700)
As Filed [Member]
Goodwill impairment charge										0
Total operating expenses			3,043,300							13,000,700
Net loss			(1,292,000)							(5,644,400)
Total comprehensive loss			$ (1,406,200)							$ (5,740,800)
Continuing operations			$ (0.18)							$ (0.85)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.18)							$ (0.85)
Income (Loss) from Operations			$ (1,694,200)							$ (7,264,000)
Loss from continuing operations before income tax expense (benefit)			(1,709,200)							(7,001,600)
Income tax expense (benefit), deferred			(417,200)							(1,253,600)
Income tax expense /(benefit)										(1,352,800)
Loss from continuing operations			(1,292,000)							(5,648,800)
Revenues			2,670,000							11,400,500
Cost of revenues			1,320,900							5,663,800
Gross profit			1,349,100							5,736,700
General and administrative			1,607,500							5,816,600
Selling			875,700							4,310,800
Research and development			560,100							2,873,300
Other income, net			(15,000)							185,100
Interest income										77,300
Total other income, net										262,400
Income tax (benefit), current										(99,200)
(Loss) Gain from discontinued operations, net of tax			0							4,400
Unrealized holding gain (loss) on investment securities, net of tax			4,100							(10,200)
Foreign currency translation gain (loss)			(118,300)							(86,200)
Comprehensive gain (loss)			(114,200)							(96,400)
As Restated [Member]
Goodwill impairment charge										4,280,100
Total operating expenses			3,043,300							17,280,800
Net loss			(1,709,200)							(13,668,100)
Total comprehensive loss			$ (1,823,400)							$ (13,764,500)
Continuing operations			$ (0.24)							$ (2.06)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.24)							$ (2.06)
Income (Loss) from Operations			$ (1,694,200)							$ (11,544,100)
Loss from continuing operations before income tax expense (benefit)			(1,709,200)							(11,281,700)
Income tax expense (benefit), deferred			0							(2,490,000)
Income tax expense /(benefit)										2,390,800
Loss from continuing operations			(1,709,200)							(13,672,500)
Revenues			2,670,000							11,400,500
Cost of revenues			1,320,900							5,663,800
Gross profit			1,349,100							5,736,700
General and administrative			1,607,500							5,816,600
Selling			875,700							4,310,800
Research and development			560,100							2,873,300
Other income, net			(15,000)							185,100
Interest income										77,300
Total other income, net										262,400
Income tax (benefit), current										(99,200)
(Loss) Gain from discontinued operations, net of tax			0							4,400
Unrealized holding gain (loss) on investment securities, net of tax			4,100							(10,200)
Foreign currency translation gain (loss)			(118,300)							(86,200)
Comprehensive gain (loss)			$ (114,200)							$ (96,400)